SHORT-TERM AND LONG-TERM DEBTS	12 Months Ended
Dec. 31, 2024
SHORT-TERM AND LONG-TERM DEBTS
SHORT-TERM AND LONG-TERM DEBTS

13.SHORT-TERM AND LONG-TERM DEBTS

Short-term debts consist of the following:

Name	Fixed annual rate (%)	Term	As of December 31, 2023
			RMB
Short-term borrowings	1.50%-3.44%	1‑12 months	39,071,500

Name	Fixed/floating annual rate (%)	Term	As of December 31, 2024
			RMB	US$
Hashrate financing loan (ii)	Floating, cap at 10% p.a.	Not specified	124,584,293	17,067,978

Long-term debts consist of the following:

Name	Fixed annual rate (%)	Term	As of December 31, 2023
			RMB
Co-financing debt payables (i)	5.50%-6.60%	24-36 months	1,638,260
(i)The Company provides consumer loans to borrowers through commercial banks. The Company is required to make scheduled payments to the commercial banks regardless of borrower repayments. There was no outstanding balance as of December 31, 2024.

13.SHORT-TERM AND LONG-TERM DEBTS - CONTINUED

(ii)On November 11, 2024, the Company signed a Master Loan Agreement with a lender in which the lender agreed to grant a credit line to the Company to lend the Company fiat money or cryptocurrency for the purpose of paying off the Company’s mining machines hosting expenses. The loans are denoted in U.S. dollars and typically paid directly to the service provider. The amount the Company is able to draw from the credit line is determined by the monetary value of the cryptocurrency collateral the Company posted at the lender-designated wallets. Based on the agreement, there is no specific limit in the amount the Company is able to borrow within the first twelve months since the inception of the agreement. Subsequently, the amount the Company could draw from the credit line is limited at 60% of the market value of the collateralized cryptocurrency. There is no expiration date indicated in such agreement. In addition, the amount drawn typically does not have maturity as long as sufficient collateralization has been maintained. As of December 31, 2024, all of the Company’s bitcoins were posted as collateral.

The weighted average interest rate for the outstanding debts was approximately 2.98% and 7.5% as of December 31, 2023 and 2024.

The following table sets forth the contractual obligations of long-term debts—non-current portion and interest payable which has not included impact of discount of time value as of December 31, 2023:

	Payment due by period
	Less than 1 year	1 - 2 years	2 -3 years	Total
As of December 31, 2023 (RMB)
Long-term debts – non-current portion	46,994	759,016	—	806,010